Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
April 30, 2025
T01-NPRT3-0625
1.9584802.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AUTOMOBILE COMPONENTS – 1.7%
Automotive Parts & Equipment – 1.6%
Adient PLC (a)		53,867	$681,418
American Axle & Manufacturing Holdings, Inc. (a)		122,094	466,399
Aptiv PLC (a)		84,289	4,809,530
Autoliv, Inc.		28,132	2,622,746
BorgWarner, Inc.		85,123	2,415,791
Dana, Inc.		78,829	1,083,111
Dorman Products, Inc. (a)		13,950	1,580,535
Fox Factory Holding Corp. (a)		31,694	643,705
Garrett Motion, Inc.		85,361	787,028
Gentex Corp.		88,273	1,922,586
Gentherm, Inc. (a)		23,164	602,496
LCI Industries		12,662	975,987
Lear Corp.		21,606	1,852,715
Modine Manufacturing Co. (a)		20,855	1,702,602
Patrick Industries, Inc.		17,034	1,311,277
Phinia, Inc.		26,927	1,081,119
QuantumScape Corp. (a)		207,362	810,786
Standard Motor Products, Inc.		24,051	651,782
Visteon Corp. (a)		14,017	1,110,006
XPEL, Inc. (a)(b)		22,549	645,803
			27,757,422
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)		130,606	1,420,993
TOTAL AUTOMOBILE COMPONENTS	29,178,415
AUTOMOBILES – 16.5%
Automobile Manufacturers – 16.4%
Ford Motor Co.		1,235,375	12,366,104
General Motors Co.		345,668	15,638,020
Lucid Group, Inc. (a)		616,852	1,548,298
Rivian Automotive, Inc. Class A (a)		276,051	3,770,857
Tesla, Inc. (a)		868,992	245,194,783
Thor Industries, Inc.		20,911	1,514,375
Winnebago Industries, Inc.		19,793	629,813
			280,662,250
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		55,164	1,236,777
TOTAL AUTOMOBILES	281,899,027
BROADLINE RETAIL – 25.6%
Broadline Retail – 25.6%
Amazon.com, Inc. (a)		2,093,499	386,083,086
Dillard's, Inc. Class A		2,355	816,384
eBay, Inc.		154,382	10,522,677
Etsy, Inc. (a)		44,682	1,942,773
Kohl's Corp.		75,824	508,021
Macy's, Inc.		115,812	1,322,573
MercadoLibre, Inc. (a)		14,018	32,673,855
Nordstrom, Inc.		55,600	1,342,184

		Shares	Value

Ollie's Bargain Outlet Holdings, Inc. (a)		24,759	$2,627,178
Savers Value Village, Inc. (a)		38,238	366,702
TOTAL BROADLINE RETAIL	438,205,433
COMMERCIAL SERVICES & SUPPLIES – 0.0%
Diversified Support Services – 0.0%
Matthews International Corp. Class A		2,255	46,115
DISTRIBUTORS – 0.8%
Distributors – 0.8%
A-Mark Precious Metals, Inc.		22,184	540,402
Genuine Parts Co.		46,086	5,417,410
GigaCloud Technology, Inc. Class A (a)		33,162	415,852
LKQ Corp.		93,344	3,566,674
Pool Corp.		13,152	3,855,377
TOTAL DISTRIBUTORS	13,795,715
DIVERSIFIED CONSUMER SERVICES – 2.0%
Education Services – 1.3%
Adtalem Global Education, Inc. (a)		17,985	1,910,007
Bright Horizons Family Solutions, Inc. (a)		21,433	2,688,127
Coursera, Inc. (a)		107,003	900,965
Duolingo, Inc. (a)		12,416	4,835,784
Graham Holdings Co. Class B		1,745	1,605,487
Grand Canyon Education, Inc. (a)		12,855	2,292,947
KinderCare Learning Cos., Inc. (a)		33,055	405,254
Laureate Education, Inc. (a)		74,432	1,493,850
Perdoceo Education Corp.		41,122	1,032,985
Strategic Education, Inc.		11,867	968,110
Stride, Inc. (a)		18,333	2,607,869
Udemy, Inc. (a)		81,406	559,259
Universal Technical Institute, Inc. (a)		39,205	1,100,092
			22,400,736
Specialized Consumer Services – 0.7%
ADT, Inc.		169,075	1,355,982
Frontdoor, Inc. (a)		39,513	1,624,379
H&R Block, Inc.		52,846	3,190,313
Mister Car Wash, Inc. (a)		107,234	735,625
OneSpaWorld Holdings Ltd.		63,360	1,058,112
Service Corp. International		52,312	4,179,729
			12,144,140
TOTAL DIVERSIFIED CONSUMER SERVICES	34,544,876
HOTELS, RESTAURANTS & LEISURE – 23.2%
Casinos & Gaming – 2.5%
Accel Entertainment, Inc. (a)		59,059	608,308
Boyd Gaming Corp.		29,608	2,047,097
Caesars Entertainment, Inc. (a)		80,808	2,186,664

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Churchill Downs, Inc.	24,222	$2,189,911
DraftKings, Inc. Class A (a)	142,754	4,752,281
Everi Holdings, Inc. (a)	77,809	1,093,216
Flutter Entertainment PLC (a)	54,720	13,186,973
Golden Entertainment, Inc.	23,772	610,940
Las Vegas Sands Corp.	125,079	4,586,647
Light & Wonder, Inc. (a)	32,844	2,804,221
MGM Resorts International (a)	90,815	2,857,040
Monarch Casino & Resort, Inc.	12,413	970,572
Penn Entertainment, Inc. (a)	75,072	1,142,596
Red Rock Resorts, Inc. Class A	26,005	1,110,414
Rush Street Interactive, Inc. (a)	56,537	685,794
Wynn Resorts Ltd.	36,253	2,911,478
		43,744,152
Hotels, Resorts & Cruise Lines – 8.7%
Airbnb, Inc. Class A (a)	136,108	16,594,287
Booking Holdings, Inc.	10,078	51,390,544
Carnival Corp. (a)	340,604	6,246,677
Choice Hotels International, Inc.	14,209	1,791,897
Expedia Group, Inc.	41,551	6,520,599
Global Business Travel Group I (a)	84,406	566,364
Hilton Grand Vacations, Inc. (a)	35,340	1,188,484
Hilton Worldwide Holdings, Inc.	76,475	17,243,583
Hyatt Hotels Corp. Class A	17,373	1,957,590
Lindblad Expeditions Holdings, Inc. (a)	45,592	403,033
Marriott International, Inc. Class A	74,052	17,667,326
Marriott Vacations Worldwide Corp.	15,925	872,849
Norwegian Cruise Line Holdings Ltd. (a)	161,195	2,583,956
Playa Hotels & Resorts NV (a)	77,037	1,033,837
Royal Caribbean Cruises Ltd.	78,094	16,783,182
Sabre Corp. (a)	290,628	688,788
Soho House & Co., Inc. (a)	40,855	245,539
Target Hospitality Corp. (a)	40,510	275,468
Travel & Leisure Co.	33,755	1,482,857
Wyndham Hotels & Resorts, Inc.	32,107	2,738,727
		148,275,587
Leisure Facilities – 0.6%
Dave & Buster's Entertainment, Inc. (a)	29,157	559,523
Life Time Group Holdings, Inc. (a)	51,982	1,593,768
Lucky Strike Entertainment Corp.	26,420	248,348
Planet Fitness, Inc. Class A (a)	32,860	3,108,227
Six Flags Entertainment Corp.	46,302	1,593,252
United Parks & Resorts, Inc. (a)	22,067	963,225
Vail Resorts, Inc.	14,295	1,989,864
		10,056,207

		Shares	Value

Restaurants – 11.4%
Aramark		92,155	$3,080,742
BJ's Restaurants, Inc. (a)		21,714	722,859
Bloomin' Brands, Inc.		64,084	513,954
Brinker International, Inc. (a)		17,980	2,414,714
Cava Group, Inc. (a)		29,465	2,723,450
Cheesecake Factory, Inc.		29,307	1,476,194
Chipotle Mexican Grill, Inc. (a)		423,305	21,385,369
Cracker Barrel Old Country Store, Inc.		17,693	755,491
Darden Restaurants, Inc.		38,689	7,762,561
Domino's Pizza, Inc.		11,654	5,714,772
DoorDash, Inc. Class A (a)		106,973	20,634,022
Dutch Bros, Inc. Class A (a)		46,397	2,771,757
First Watch Restaurant Group, Inc. (a)		49,037	865,993
Jack in the Box, Inc.		18,108	471,532
Krispy Kreme, Inc.		80,585	330,398
Kura Sushi USA, Inc. Class A (a)		7,939	467,448
McDonald's Corp.		217,113	69,400,170
Papa John's International, Inc.		21,105	728,756
Portillo's, Inc. Class A (a)		59,284	612,996
Serve Robotics, Inc. (a)		37,692	232,560
Shake Shack, Inc. Class A (a)		16,861	1,479,384
Starbucks Corp.		348,648	27,909,272
Sweetgreen, Inc. Class A (a)		53,638	1,044,868
Texas Roadhouse, Inc.		23,555	3,909,188
Wendy's Co.		85,320	1,066,500
Wingstop, Inc.		10,363	2,734,692
Yum! Brands, Inc.		88,647	13,336,055
			194,545,697
TOTAL HOTELS, RESTAURANTS & LEISURE	396,621,643
HOUSEHOLD DURABLES – 4.8%
Consumer Electronics – 0.6%
Garmin Ltd.		49,803	9,306,687
Sonos, Inc. (a)		74,926	690,068
			9,996,755
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.		25,711	730,964
La-Z-Boy, Inc.		28,214	1,114,453
Leggett & Platt, Inc.		89,706	862,972
Mohawk Industries, Inc. (a)		21,085	2,242,390
Somnigroup International, Inc.		63,243	3,861,617
			8,812,396
Homebuilding – 3.5%
Beazer Homes USA, Inc. (a)		29,610	579,172
Cavco Industries, Inc. (a)		3,782	1,867,741
Century Communities, Inc.		15,274	833,044
Champion Homes, Inc. (a)		23,717	2,051,520
DR Horton, Inc.		92,456	11,680,891
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Dream Finders Homes, Inc. Class A (a)		31,378	$711,025
Green Brick Partners, Inc. (a)		19,236	1,134,732
Hovnanian Enterprises, Inc. Class A (a)		5,383	521,074
Installed Building Products, Inc.		10,052	1,666,923
KB Home		30,845	1,666,555
Legacy Housing Corp. (a)		12,772	310,679
Lennar Corp. Class A		77,588	8,426,833
LGI Homes, Inc. (a)		12,309	672,194
M/I Homes, Inc. (a)		12,717	1,356,650
Meritage Homes Corp.		28,419	1,936,471
NVR, Inc. (a)		1,018	7,254,013
PulteGroup, Inc.		69,010	7,079,046
Taylor Morrison Home Corp. (a)		41,654	2,388,857
Toll Brothers, Inc.		35,930	3,624,259
TopBuild Corp. (a)		10,981	3,247,741
Tri Pointe Homes, Inc. (a)		43,253	1,330,030
			60,339,450
Household Appliances – 0.1%
Cricut, Inc. Class A		53,407	265,967
Helen of Troy Ltd. (a)		15,764	439,185
Whirlpool Corp.		22,702	1,731,708
			2,436,860
Housewares & Specialties – 0.1%
Newell Brands, Inc.		197,484	943,974
TOTAL HOUSEHOLD DURABLES	82,529,435
LEISURE PRODUCTS – 0.8%
Leisure Products – 0.8%
Acushnet Holdings Corp.		18,308	1,212,356
Brunswick Corp.		27,413	1,262,369
Hasbro, Inc.		49,018	3,034,214
Latham Group, Inc. (a)		48,384	264,419
Malibu Boats, Inc. Class A (a)		22,016	628,777
Mattel, Inc. (a)		137,560	2,185,828
Peloton Interactive, Inc. Class A (a)		230,750	1,589,868
Polaris, Inc.		26,717	907,309
Smith & Wesson Brands, Inc.		52,616	501,430
Sturm Ruger & Co., Inc.		19,345	786,568
Topgolf Callaway Brands Corp. (a)		108,494	717,145
YETI Holdings, Inc. (a)		40,124	1,145,540
TOTAL LEISURE PRODUCTS	14,235,823
SPECIALTY RETAIL – 20.7%
Apparel Retail – 4.5%
Abercrombie & Fitch Co. Class A (a)		20,117	1,396,522
American Eagle Outfitters, Inc.		88,695	933,958
Boot Barn Holdings, Inc. (a)		14,028	1,463,682
Buckle, Inc.		23,707	824,055

	Shares	Value

Burlington Stores, Inc. (a)	22,236	$5,003,989
Caleres, Inc.	40,181	612,358
Foot Locker, Inc. (a)	51,196	628,175
Gap, Inc.	94,617	2,072,112
Guess?, Inc.	36,909	415,226
RealReal, Inc. (a)	85,951	498,516
Revolve Group, Inc. (a)	37,601	747,508
Ross Stores, Inc.	104,024	14,459,336
Shoe Carnival, Inc.	21,217	368,752
TJX Cos., Inc.	342,585	44,083,838
Urban Outfitters, Inc. (a)	31,688	1,672,493
Victoria's Secret & Co. (a)	47,820	899,016
		76,079,536
Automotive Retail – 4.5%
Advance Auto Parts, Inc.	29,144	953,592
Arko Corp.	62,475	251,462
Asbury Automotive Group, Inc. (a)	7,860	1,714,580
AutoNation, Inc. (a)	11,469	1,997,326
AutoZone, Inc. (a)	5,229	19,674,635
Camping World Holdings, Inc. Class A	53,434	644,414
CarMax, Inc. (a)	55,278	3,574,828
Carvana Co. (a)	36,900	9,016,515
EVgo, Inc. (a)	148,424	409,650
Group 1 Automotive, Inc.	5,820	2,349,127
Lithia Motors, Inc.	10,430	3,053,487
Monro, Inc.	34,817	485,349
Murphy USA, Inc.	7,168	3,573,750
O'Reilly Automotive, Inc. (a)	17,820	25,218,864
Penske Automotive Group, Inc.	9,608	1,495,677
Sonic Automotive, Inc. Class A	14,223	863,621
Valvoline, Inc. (a)	50,781	1,739,757
		77,016,634
Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	66,450	4,431,551
GameStop Corp. Class A (a)	144,765	4,033,153
		8,464,704
Home Improvement Retail – 8.7%
Floor & Decor Holdings, Inc. Class A (a)	36,943	2,639,208
Home Depot, Inc.	299,787	108,070,216
Lowe's Cos., Inc.	172,527	38,570,136
		149,279,560
Homefurnishing Retail – 0.5%
Arhaus, Inc. (a)	54,466	428,103
RH (a)	6,481	1,192,698
Wayfair, Inc. Class A (a)	38,520	1,161,763
Williams-Sonoma, Inc.	42,040	6,493,919
		9,276,483
Other Specialty Retail – 2.0%
1-800-Flowers.com, Inc. Class A (a)	33,776	186,781
Academy Sports & Outdoors, Inc.	32,881	1,238,956

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SPECIALTY RETAIL – continued
Other Specialty Retail – continued
Bath & Body Works, Inc.		75,640	$2,307,776
Chewy, Inc. Class A (a)		76,504	2,868,900
Dick's Sporting Goods, Inc.		20,939	3,931,088
Five Below, Inc. (a)		21,761	1,651,442
MarineMax, Inc. (a)		24,462	524,954
National Vision Holdings, Inc. (a)		64,602	797,835
ODP Corp. (a)		35,940	491,659
Petco Health & Wellness Co., Inc. (a)		112,928	333,138
Sally Beauty Holdings, Inc. (a)		84,751	689,873
Signet Jewelers Ltd.		21,976	1,303,177
Tractor Supply Co.		173,856	8,800,591
Ulta Beauty, Inc. (a)		15,900	6,290,676
Upbound Group, Inc.		31,044	617,776
Warby Parker, Inc. Class A (a)		57,759	953,601
Winmark Corp.		2,391	860,784
			33,849,007
TOTAL SPECIALTY RETAIL	353,965,924
TEXTILES, APPAREL & LUXURY GOODS – 3.7%
Apparel, Accessories & Luxury Goods – 1.8%
Capri Holdings Ltd. (a)		58,609	881,479
Carter's, Inc.		20,472	676,600
Columbia Sportswear Co.		17,244	1,072,059
Figs, Inc. Class A (a)		115,852	466,884
G-III Apparel Group Ltd. (a)		32,272	813,900
Hanesbrands, Inc. (a)		216,546	993,946
Kontoor Brands, Inc.		22,753	1,368,593
Levi Strauss & Co. Class A		55,950	895,760
Lululemon Athletica, Inc. (a)		36,073	9,767,486
Oxford Industries, Inc.		11,431	555,547
PVH Corp.		22,935	1,582,056
Ralph Lauren Corp.		15,135	3,404,618
Tapestry, Inc.		81,097	5,729,503
Under Armour, Inc. Class A (a)		137,207	784,824
Under Armour, Inc. Class C (a)		127,689	694,628
VF Corp.		144,531	1,717,028
			31,404,911

		Shares	Value

Footwear – 1.9%
Crocs, Inc. (a)		22,210	$2,141,488
Deckers Outdoor Corp. (a)		50,413	5,587,273
NIKE, Inc. Class B		366,920	20,694,288
Skechers USA, Inc. Class A (a)		49,182	2,361,720
Steven Madden Ltd.		34,352	721,392
Wolverine World Wide, Inc.		67,816	884,999
			32,391,160
TOTAL TEXTILES, APPAREL & LUXURY GOODS	63,796,071
TOTAL COMMON STOCKS (Cost $1,533,320,309)			1,708,818,477
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (c) (Cost $3,820,000)		3,820,000	3,820,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,537,140,309)	1,712,638,477
NET OTHER ASSETS (LIABILITIES) (d) – (0.0%)	(510,444)
NET ASSETS – 100.0%	$1,712,128,033

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $645,803 or 0.0% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $243,899 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	13	June 2025	2,604,030	$ 40,810	$ 40,810
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2025	196,980	(4,315)	(4,315)
Total Equity Index Contracts					$36,495
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report

Quarterly Report	8